PRIVATE PLACEMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Private Placement [Abstract]
PRIVATE PLACEMENT

NOTE 5 – PRIVATE PLACEMENT

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In September 2011, the Companyinitiated a private placement of Secured Convertible PromissoryNotes (the “Secured Notes”) with detachable warrants (the “SeptemberOffering”). As of December 31, 2011 the Company had sold$4,000,000 of the Secured Notes. On February 15, 2012, the Companycompleted the final closing of the September Offering with the saleof an additional $2,600,000 of Secured Notes. The SecuredNotes bear interest at a rate of twelve percent (12%) per annum andare due and payable in full on the nine (9) month anniversary ofissuance (the “Original Maturity Date”). The Companymay extend the maturity date by an additional ninety (90) dayperiod, during which period the interest rate will increase tofifteen percent (15%) per annum on the unpaid principal of theSecured Note. The Company may also extend the maturity date by asecond additional 90 day period during which period the interestrate shall increase to eighteen percent (18%) per annum on theunpaid principal of the Secured Note. All interest accrued on theSecured Notes through the Original Maturity Date will be payable bythe Company on the Original Maturity Date in cash or in-kind, atthe option of the payee. For all periods after the OriginalMaturity Date, all accrued interest will be payable quarterly incash by the Company. The Secured Notes may be converted into sharesof common stock of the Company at any time prior to the sales forcash by the Company of debt or equity securities generatingaggregate gross proceeds of at least $5,000,000 (including theproceeds from any converting Secured Notes) (a “QualifiedFinancing”) at the conversion rate of $0.70 per share (the“Conversion Price”). However, if the Company at anytime while a Secured Note is outstanding, issues any debt or equitysecurities (with certain exceptions) entitling investors tosubscribe for, purchase, or convert such securities into shares ofCompany common stock at a price per share less than the ConversionPrice (the “New Securities Issuance Price”) then theConversion Price for such outstanding Secured Notes shall bereduced effective concurrently with such issuance to the NewSecurities Issuance Price.

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In the event of a Qualified Financing by the Company eachsubscriber in the September Offering will have the option to (i)convert their Secured Note into the securities purchased byinvestors in a Qualified Financing at a twenty percent (20%)discount to the price paid by investors in the Qualified Financing;or (ii) tender their Secured Note to the Company for immediaterepayment of principal and accrued and unpaid interest. The SecuredNotes may be prepaid in whole or in part without the prior writtenconsent of the payee at any time following not less than ten (10)days prior written notice to the subscriber notifying thesubscriber of the Company’s decision to prepay the SecuredNotes.

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The Secured Notes are secured by all of the Company’s right,title and interest in, to and under all personal property and otherassets of the Company (with certain exceptions to allow forpotential financing arrangements for accounts receivable andinventory) pursuant to a security agreement entered into by theCompany.

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Each subscriber in the September Offering also received a warrantfor the purchase of the number of shares of Company common stockequal to forty percent (40%) of the number of shares of commonstock into which the Secured Notes are convertible on the closingdate of the Qualified Financing. In the event a Secured Noteremains outstanding beyond the Original Maturity Date, the SecuredNote holder will receive an additional warrant for ten percent(10%) of the principal amount of the Secured Note outstanding atthat date divided by the Conversion Price. The number of warrantshares that the Payee will be entitled to under the terms of thewarrant issued by the Company to subscribers in connection with theSeptember Offering shall be increased by ten percent (10%) for eachextension of the Original Maturity Date exercised by the Company.The warrants will have an initial exercise price equal to theexercise price of the warrants purchased by investors in theQualified Financing. In the event the holder elects to exercise thewarrant prior to the consummation of a Qualified Financing, thenumber of shares exercisable will be based on an assumed conversionprice of $0.60 per share (the “Assumed ConversionPrice”) and the exercise price will be $0.60 per share (the“Base Exercise Price”). However, in the event that theCompany issues shares of common stock or common stock equivalents(with certain exceptions) at any time after the issuance of thewarrant and prior to a Qualified Financing at a price per shareless than the Base Exercise Price (the “New SecuritiesExercise Price”) then the Base Exercise Price and the AssumedConversion Price shall each be reduced effective concurrently withsuch issuance to the New Securities Exercise Price. Each warrantwill be exercisable for a five (5) year period.

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The Secured Notes issued in connection with the September Offeringhave been discounted by the value of the detachable warrants issuedwith the Secured Notes. The value of the warrants was bifurcatedfrom the value of the Secured Notes because of certain inherentdown-round price protection features and is shown separately as awarrant liability on the Condensed Consolidated Balance Sheets. Thevalue of the warrants, and the corresponding note discount, wasestimated by applying the Black Scholes model and amounted to$1,418,623. This discount amount is amortized over the life of theSecured Notes using the effective interest method. The amount ofthe discount amortized and charged to interest during thesix-months ended June 30, 2012 was $453,291. The warrant liabilityvalue is revalued at each reporting period. As of June 30, 2012 theestimated value of the warrant liability for these warrants issuedin the September Offering was $1,797,086.

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The Company paid the placement agent engaged in connection with theSeptember Offering a cash placement fee equal to eight percent (8%)of the aggregate purchase price paid by each investor. This feeamounted to $320,000 for the $4,000,000 received in 2011 and$208,000 for the $2,600,000 received in the final closing onFebruary 15, 2012. In addition to the placement agent fee, theCompany will issue to the placement agent warrants to purchase anumber of shares of the Company’s common stock obtained bydividing eight percent (8%) of the gross proceeds from the sale ofsecurities by the conversion price of the Secured Notes (the“PA Warrants”). The PA Warrants issued in connectionwith the September Offering will have an exercise price per shareequal to the conversion price of the Secured Notes. The PA Warrantswill expire five years from the date of issuance and shall be inthe same form as the securities sold in the September Offering,except that the PA Warrants will include a “netissuance” cashless exercise feature. PA Warrants for 754,286shares of common stock were issued to the placement agent for theentire September Offering. The initial value of these warrants wasestimated by applying the Black Scholes model and amounted to$357,984. This cost was included in the deferred financing costsrelated to the September Offering and is being amortized over thelife of the related Secured Notes. The estimated value of thecorresponding warrant liability is valued at each reporting periodand amounted to $311,218 for the PA Warrants as of June 30,2012.

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Although the Secured Notes issued in February 2012 (the “2012Secured Notes’) had the same conversion rate as the SecuredNotes issued in 2011, an increase in the market price of theCompany’s common stock in 2012 resulted in the 2012 SecuredNotes having a beneficial conversion feature. The intrinsic valueof this beneficial conversion feature was determined to be$1,200,433 as of the issuance date and is bifurcated from the valueof the 2012 Secured Notes resulting in an additional note discountcredited to additional paid-in capital. This note discount isamortized as interest expense over the term of the 2012 SecuredNotes and resulted in an interest charge of $311,786 for thesix-months ended June 30, 2012.

NOTE 14 – PRIVATE PLACEMENTS

Private Placement in July 2011

In July 2011, the Company sold $700,000 of Convertible Promissory Notes (the “July Offering”). The Convertible Promissory Notes (the “Notes”) bear interest at a rate of twelve percent (12%) per annum from the closing date through April 30, 2012; fifteen percent (15%) per annum from May 1, 2012 through July 31, 2012 and eighteen percent (18%) per annum for any period after July 30, 2012 that the Note remains outstanding. All interest accrued on the Notes will be due and payable at maturity. Any Notes outstanding on November 1, 2012 will be redeemed in cash equal to the face amount plus any unpaid accrued interest thereon. In the event of a Qualified Financing by the Company, as defined below, each subscriber in the Offering will have the option to (i) convert their Note into the securities purchased by investors in a Qualified Financing at a 20% discount to the price paid by investors in the Qualified Financing; or (ii) tender their Note to the Company for immediate repayment of principal and accrued and unpaid interest. A “Qualified Financing” is defined as the sale for cash by the Company of debt or equity securities generating aggregate gross proceeds of at least US $5,000,000 (including the proceeds from any converting Notes). In the event that the Company does not close a Qualified Financing on or prior to November 1, 2012, the Note holder shall have the option to convert the Note into shares of Company common stock at a conversion price equal to $0.60 per share (the “Conversion Price”). The Company may, at any time on ten business days’ notice, repurchase any or all outstanding Notes in cash for the face amount of such Notes, plus any unpaid, accrued interest thereon. Upon such notice from the Company, Note holders will have 5 days to either convert the Notes in accordance with their terms or accept the cash repurchase price from the Company.

Each subscriber in the July Offering also received a warrant for the purchase of the number of shares of the Company’s common stock equal to forty percent (40%) of the amount invested divided by the Conversion Price. In the event a Note remains outstanding as of April 30, 2012, the Note holder will receive an additional warrant for 10% of the principal amount of the Note outstanding at that date divided by the Conversion Price. In the event the Note remains outstanding as of July 31, 2012, the Note holder will receive an additional warrant for 10% of the principal amount of the Note outstanding at that date divided by the Conversion Price. The warrants will have an exercise price equal to the Conversion Price and a five year term.

Private Placement in September 2011

From September 19 through December 31, 2011, the Company sold $4,000,000 of Secured Convertible Promissory Notes (the “September Offering”). The Secured Convertible Promissory Notes (the “Secured Notes”) bear interest at a rate of twelve percent (12%) per annum and are due and payable in full on the nine (9) month anniversary of issuance (the “Original Maturity Date”). The Company may extend the maturity date by an additional ninety (90) day period (the “First Extension Option”), during which period the interest rate will increase to fifteen percent (15%) per annum on the unpaid principal of the Secured Note. The Company may also extend the maturity date by a second additional 90 day period (the “Second Extension Option”) during which period the interest rate shall increase to eighteen percent (18%) per annum on the unpaid principal of the Secured Note. All interest accrued on the Secured Notes through the Original Maturity Date will be payable by the Company on the Original Maturity Date in cash or in-kind, at the option of the payee. For all periods after the Original Maturity Date, all accrued interest will be payable quarterly in cash by the Company. The Secured Notes may be converted into shares of common stock of the Company at any time prior to a Qualified Financing at the conversion rate of $0.70 per share (the “Conversion Price”). However, if the Company at any time while a Secured Note is outstanding, issues any debt or equity securities (with certain exceptions) entitling investors to subscribe for, purchase, or convert such securities into shares of Company common stock at a price per share less than the Conversion Price (the “New Securities Issuance Price”) then the Conversion Price for such outstanding Secured Notes shall be reduced effective concurrently with such issuance to the New Securities Issuance Price.

 In the event of a Qualified Financing by the Company, as defined above, each subscriber in the September Offering will have the option to (i) convert their Secured Note into the securities purchased by investors in a Qualified Financing at a 20% discount to the price paid by investors in the Qualified Financing; or (ii) tender their Secured Note to the Company for immediate repayment of principal and accrued and unpaid interest. The Secured Notes may be prepaid in whole or in part without the prior written consent of the payee at any time following not less than ten (10) days prior written notice to the subscriber notifying the subscriber of the Company’s decision to prepay the Secured Notes.

The Secured Notes are secured by all of the Company’s right, title and interest in, to and under all personal property and other assets of the Company (the certain exceptions to allow for potential financing arrangements for accounts receivable and inventory) pursuant to a Security Agreement entered into by the Company.

Each subscriber in the September Offering also received a warrant for the purchase of the number of shares of Company common stock equal to forty percent (40%) of the number of shares of common stock into which the Secured Notes are convertible on the closing date of the Qualified Financing. In the event a Secured Note remains outstanding beyond the Original Maturity Date, the Secured Note holder will receive an additional warrant for 10% of the principal amount of the Secured Note outstanding at that date divided by the Conversion Price. The number of warrant shares that the Payee will be entitled to under the terms of the warrant issued by the Company to subscribers in connection with the September Offering shall be increased by ten percent (10%) for each Extension Option exercised by the Company. The warrants will have an initial exercise price equal to the exercise price of the warrants purchased by investors in the Qualified Financing. In the event the Holder elects to exercise the warrant prior to the consummation of a Qualified Financing, the number of shares exercisable will be based on an assumed conversion price of $0.60 per share (the “Assumed Conversion Price”) and the exercise price will be $0.60 per share (the “Base Exercise Price”). However, in the event that the Company issues shares of common stock or common stock equivalents (with certain exceptions) at any time after the issuance of the warrant and prior to a Qualified Financing at a price per share less than the Base Exercise Price (the “New Securities Exercise Price”) then the Base Exercise Price and the Assumed Conversion Price shall each be reduced effective concurrently with such issuance to the New Securities Exercise Price. Each warrant will be exercisable for a five (5) year period.

The Notes issued in connection with the July Offering and the Secured Notes issued in connection with the September Offering have been discounted by the value of the detachable warrants issued with the Notes and the Secured Notes. The value of the warrants was bifurcated from the value of the Notes and shown separately as warrant liability because of certain down-round price protection features of the warrants. The warrant liability value is revalued at each reporting period. The value of the warrants was estimated by applying the Black Scholes model and amounted to $622,895. This corresponding note discount is amortized over the life of the Secured Notes using the effective interest method. The amount of the discount amortized and charged to interest as of December 31, 2011 was $159,657. The estimated value of the warrants upon grant is $741,028 and the estimated value of the warrant liability at December 31, 2011 is $498,976 (see Note 15 – FAIR VALUE OF FINANCIAL INSTRUMENTS).

The Company paid the Placement Agent engaged in connection with the September Offering a cash placement fee equal to eight percent (8%) of the aggregate purchase price paid by each investor. This fee amounted to $320,000 for the $4,000,000 received through December 31, 2011. The placement agent will also receive a cash fee equal to four percent (4%) of all amounts received by the Company in connection with the exercise by investors of any warrants received by investors in connection with the September Offering. In addition to the placement agent fee, the Company will issue to the placement agent warrants to purchase a number of shares of the Company’s common stock obtained by dividing eight percent (8%) of the gross proceeds from the sale of securities by the conversion price of the Secured Notes (the “PA Warrants”). The PA Warrants issued in connection with the September Offering will have an exercise price per share equal to the conversion price of the Secured Notes. The PA Warrants will expire five years from the date of issuance and will be in the same form as the securities sold in the September Offering, except that the PA Warrants will include a “net issuance” cashless exercise feature. As of December 31, 2011, PA Warrants for 533,333 shares of common stock were due to the placement agent. The value of these warrants was estimated by applying the Black Scholes model and amounted to $118,133, upon grant. The balance was recorded as a deferred financing charge and its estimated fair value at December 31, 2011 is included in the warrant liability at December 31, 2011.